Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Plant and Equipment

	Leasehold improvements	Furniture and fittings	Office equipment and software	Equipment-in- progress	Total
	S$’000	S$’000	S$’000	S$’000	S$’000
Cost:
At January 1, 2022	46,893	9,703	45,476	475	102,547
Acquired on acquisition of a subsidiary	8,060	2,649	13,232	1,304	25,245
Additions	263	165	293	—	721
Reclassification	—	106	82	(188)	—
Disposals	(260)	(22)	(751)	—	(1,033)
Written off	(133)	(2)	(1,271)	—	(1,406)
Currency alignment	(3,393)	(704)	(3,465)	(91)	(7,653)

At December 31, 2022	51,430	11,895	53,596	1,500	118,421
Additions	4,410	334	2,754	4,937	12,435
Reclassification	1,489	523	3,815	(5,827)	—
Disposals	—	(156)	(1,026)	—	(1,182)
Written off	—	(8)	(64)	—	(72)
Currency alignment	(1,390)	(217)	(963)	(13)	(2,583)

At December 31, 2023	55,939	12,371	58,112	597	127,019

Accumulated depreciation and impairment loss:
At January 1, 2022	30,669	4,538	27,631	—	62,838
Depreciation for the year	8,879	2,115	9,982	—	20,976
Disposals	(225)	(18)	(653)	—	(896)
Written off	(116)	(2)	(1,271)	—	(1,389)
Currency alignment	(2,048)	(336)	(2,016)	—	(4,400)

At December 31, 2022	37,159	6,297	33,673	—	77,129
Depreciation for the year	8,369	2,299	10,823	—	21,491
Impairment loss for the year	—	—	362	—	362
Disposals	—	(124)	(989)	—	(1,113)
Written off	—	(7)	(38)	—	(45)
Currency alignment	(805)	(122)	(691)	—	(1,618)

At December 31, 2023	44,723	8,343	43,140	—	96,206

Carrying amount:
At December 31, 2022	14,271	5,598	19,923	1,500	41,292

At December 31, 2023	11,216	4,028	14,972	597	30,813